AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2022

File No. 033-42484

File No. 811-06400

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 353	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 354	/X/

THE ADVISORS’ INNER CIRCLE FUND

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On April 27, 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 353 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate April 27, 2022 as the new effective date for Post-Effective Amendment No. 335, which was filed with the Securities and Exchange Commission (the “SEC”) on May 10, 2021 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-21-010106) for the purpose of introducing the Cambiar Opportunity-Large Cap ETF, Cambiar Small Cap ETF and Cambiar SMID ETF (the “Funds”), each a series of The Advisors’ Inner Circle Fund. The effectiveness of Post-Effective Amendment No. 335 was previously delayed pursuant to Post-Effective Amendment No. 336, which was filed with the SEC on July 23, 2021 (Accession No. 0001398344-21-014763), Post-Effective Amendment No. 337, which was filed with the SEC on August 19, 2021 (Accession No. 0001398344-21-016526), Post-Effective Amendment No. 338, which was filed with the SEC on August 26, 2021 (Accession No. 0001398344-21-017542), Post-Effective Amendment No. 339, which was filed with the SEC on September 2, 2021 (Accession No. 0001398344-21-018318), Post-Effective Amendment No. 340, which was filed with the SEC on September 9, 2021 (Accession No. 0001398344-21-018639), Post-Effective Amendment No. 341, which was filed with the SEC on September 16, 2021 (Accession No. 0001398344-21-018856), Post-Effective Amendment No. 342, which was filed with the SEC on September 23, 2021 (Accession No. 0001398344-21-019080), Post-Effective Amendment No. 343, which was filed with the SEC on October 7, 2021 (Accession No. 0001398344-21-019695), Post-Effective Amendment No. 344, which was filed with the SEC on November 4, 2021 (Accession No. 0001398344-21-020912), Post-Effective Amendment No. 345, which was filed with the SEC on December 2, 2021 (Accession No. 0001398344-21-023220), Post-Effective Amendment No. 346, which was filed with the SEC on December 30, 2021 (Accession No. 0001398344-21-024828), Post-Effective Amendment No. 348, which was filed with the SEC on January 27, 2022 (Accession No. 0001398344-22-001136), Post-Effective Amendment No. 350, which was filed with the SEC on February 24, 2022 (Accession No. 0001398344-22-003803) and Post-Effective Amendment No. 352, which was filed with the SEC on March 24, 2022 (Accession No. 0001398344-22-006220).

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 335.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 335.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 348.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 353 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of April, 2022.

THE ADVISORS’ INNER CIRCLE FUND

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	April 21, 2022
Kathleen Gaffney

*	Trustee	April 21, 2022
Joseph T. Grause, Jr.

*	Trustee	April 21, 2022
Mitchell A. Johnson

*	Trustee	April 21, 2022
N. Jeffrey Klauder

*	Trustee	April 21, 2022
Betty L. Krikorian

*	Trustee	April 21, 2022
Robert Mulhall

*	Trustee	April 21, 2022
Robert A. Nesher

*	Trustee	April 21, 2022
Bruce Speca

*	Trustee	April 21, 2022
Monica Walker

*	President	April 21, 2022
Michael Beattie

*	Treasurer, Controller &	April 21, 2022
Andrew Metzger	Chief Financial Officer

*By:	/s/ Matthew M. Maher
Matthew M. Maher
Attorney-in-Fact